IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Risk Measurement

	CIBC	S&P	Moody’s
Grade	rating	equivalent	equivalent
Investment grade	00–47	AAA to BBB-	Aaa to Baa3
Non-investment grade	51–67	BB+ to B-	Ba1 to B3
Watch list	70–80	CCC+ to C	Caa1 to Ca
Default	90	D	C

Summary of PD Bands to Various Risk Levels	The following table maps the PD bands to various risk levels:

Risk level	PD bands
Exceptionally low	0.01%–0.20%
Very low	0.21%–0.50%
Low	0.51%–2.00%
Medium	2.01%–10.00%
High	10.01%–99.99%
Default	100%

Summary of Exposure to Credit Risk

$ millions, as at October 31			2024			2023
	IRB approach (1)	Standardized approach	Total	IRB approach	Standardized approach	Total
Business and government portfolios
Corporate
Drawn	$186,995	$6,717	$193,712	$139,744	$48,032	$187,776
Undrawn commitments	54,122	1,005	55,127	49,460	9,388	58,848
Repo-style transactions	308,047	1	308,048	262,175	–	262,175
Other off-balance sheet	13,307	331	13,638	12,527	752	13,279
OTC derivatives	10,970	126	11,096	8,921	128	9,049
	573,441	8,180	581,621	472,827	58,300	531,127
Sovereign
Drawn	187,765	7,802	195,567	166,226	31,376	197,602
Undrawn commitments	8,101	178	8,279	8,956	270	9,226
Repo-style transactions	54,661	–	54,661	31,203	–	31,203
Other off-balance sheet	1,595	156	1,751	1,538	181	1,719
OTC derivatives	2,545	–	2,545	2,444	–	2,444
	254,667	8,136	262,803	210,367	31,827	242,194
Banks
Drawn	12,076	1,298	13,374	12,396	851	13,247
Undrawn commitments	555	–	555	407	3	410
Repo-style transactions	45,493	–	45,493	46,889	–	46,889
Other off-balance sheet	2,176	–	2,176	1,417	4	1,421
OTC derivatives	5,291	–	5,291	6,323	12	6,335
	65,591	1,298	66,889	67,432	870	68,302
Gross business and government portfolios	893,699	17,614	911,313	750,626	90,997	841,623
Less: collateral held for repo-style transactions	388,767	–	388,767	325,118	–	325,118
Net business and government portfolios	504,932	17,614	522,546	425,508	90,997	516,505
Retail portfolios
Real estate secured personal lending
Drawn	290,545	3,028	293,573	285,019	5,742	290,761
Undrawn commitments	36,393	2	36,395	39,210	23	39,233
	326,938	3,030	329,968	324,229	5,765	329,994
Qualifying revolving retail
Drawn	22,894	3,119	26,013	18,277	4,238	22,515
Undrawn commitments	63,866	3,979	67,845	61,231	3,740	64,971
Other off-balance sheet	411	114	525	385	116	501
	87,171	7,212	94,383	79,893	8,094	87,987
Other retail
Drawn	15,199	829	16,028	14,423	1,032	15,455
Undrawn commitments	3,430	1	3,431	2,170	63	2,233
Other off-balance sheet	6	–	6	4	–	4
	18,635	830	19,465	16,597	1,095	17,692
Small and medium enterprises (SME) retail
Drawn	3,183	–	3,183	3,066	–	3,066
Undrawn commitments	1,217	–	1,217	1,235	–	1,235
Other off-balance sheet	27	–	27	24	–	24
	4,427	–	4,427	4,325	–	4,325
Total retail portfolios	437,171	11,072	448,243	425,044	14,954	439,998
Securitization exposures (2)	30,901	21,251	52,152	24,171	13,870	38,041
Gross credit exposure (3)	1,361,771	49,937	1,411,708	1,199,841	119,821	1,319,662
Less: collateral held for repo-style transactions	388,767	–	388,767	325,118	–	325,118
Net credit exposure (3)	$973,004	$49,937	$1,022,941	$874,723	$119,821	$994,544

(1)	Beginning the first quarter of 2024, the IRB approach was applied to the majority of our credit portfolios within CIBC Bank USA, which previously followed the standardized approach.
(2)
OSFI guidelines define a hierarchy of approaches for treating securitization exposures in our banking book. Depending on the underlying characteristics, exposures are eligible for either the SA or the IRB approach. The
SEC-ERBA,
which is inclusive of
SEC-IAA,
includes exposures that qualify for the IRB approach, as well as exposures under the SA.

(3)
Excludes exposures arising from derivative and repo-style transactions which are cleared through qualified central counterparties (QCCPs) as well as credit risk exposures arising from other assets that are subject to the credit risk framework, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial
institutions which are risk-weighted at 1250%, settlement risk, and amounts below the thresholds for deduction which are risk-weighted at 250%.
Non-trading
equity exposures are also excluded and are subject to a range of risk-weightings dependent on the nature of the security starting in the second quarter of 2023. Risk-weighting for non-trading
equity securities was at
100
% prior to the second quarter of 2023.

Summary of Breakdown of Our Standardized Credit Risk Exposures by Risk-weight Category	A detailed breakdown of our net credit risk exposures under the standardized approach by risk-weight category is provided below.

$ millions, as at October 31	Risk-weight category							2024	2023
	0%	1–20%	21–50%	51–75%	76–100%	101–150%	>150%	Total	Total
Corporate	$–	$–	$–	$11	$7,857	$311	$–	$8,179	$58,300
Sovereign	6,053	821	333	–	862	68	–	8,137	31,827
Banks	–	1,225	21	–	12	40	–	1,298	870
Real estate secured personal lending	–	740	1,903	295	87	5	–	3,030	5,765
Other retail	–	4,203	–	3,696	16	127	–	8,042	9,189
	$6,053	$6,989	$2,257	$4,002	$8,834	$551	$–	$28,686	$105,951

(1)	Beginning the first quarter of 2024, the IRB approach was applied to the majority of our credit portfolios within CIBC Bank USA, which previously followed the standardized approach.

Summary of Geographic Distribution of Business and Government Exposures Under the AIRB Approach
The following table provides a geographic distribution of our business and government exposures under the IRB approach, net of collateral held for repo-style transactions.

$ millions, as at October 31, 2024	Canada	U.S. (3)	Europe	Other	Total
Drawn	$176,142	$180,010	$17,166	$13,518	$386,836
Undrawn commitments	36,250	20,678	3,860	1,990	62,778
Repo-style transactions	4,933	6,670	2,695	5,136	19,434
Other off-balance sheet	8,676	6,033	1,470	899	17,078
OTC derivatives	11,345	3,017	2,348	2,096	18,806
	$237,346	$216,408	$27,539	$23,639	$504,932
October 31, 2023	$251,282	$128,255	$24,930	$21,041	$425,508

(1)	Excludes securitization exposures, and exposures under the SA. Substantially all of our retail exposures under the AIRB approach are based in Canada.
(2)	Classification by country is primarily based on domicile of debtor or customer.
(3)	Beginning the first quarter of 2024, the IRB approach was applied to the majority of our credit portfolios within CIBC Bank USA, which previously followed the standardized approach.

Summary of Industry-wide Breakdown of Business and Government Exposure
The following table provides an industry-wide breakdown of our business and government exposures under the IRB approach, net of collateral held for repo-style transactions.

		Undrawn	Repo-style	Other off-	OTC	2024	2023
$ millions, as at October 31	Drawn	commitments	transactions	balance sheet	derivatives	Total	Total
Commercial mortgages	$7,814	$18	$–	$–	$–	$7,832	$7,825
Financial institutions	95,435	12,244	18,516	5,437	10,980	142,612	110,274
Retail and wholesale	12,708	4,377	–	480	279	17,844	13,871
Business services	14,423	3,617	78	925	256	19,299	12,585
Manufacturing – capital goods	5,715	2,584	–	345	214	8,858	6,039
Manufacturing – consumer goods	6,939	1,994	–	229	119	9,281	7,195
Real estate and construction	53,325	10,062	–	2,109	430	65,926	55,145
Agriculture	8,148	1,647	–	42	97	9,934	10,268
Oil and gas	2,612	3,063	–	539	608	6,822	9,485
Mining	1,752	1,424	–	745	980	4,901	4,863
Forest products	567	386	–	123	38	1,114	1,031
Hardware and software	5,068	2,054	–	100	160	7,382	5,865
Telecommunications and cable	2,450	820	–	221	405	3,896	3,689
Broadcasting, publishing and printing	652	180	–	14	13	859	471
Transportation	7,249	3,360	–	463	592	11,664	10,121
Utilities	16,891	7,980	–	4,431	1,326	30,628	31,335
Education, health, and social services	10,536	1,630	6	267	96	12,535	5,735
Governments	134,552	5,338	834	608	2,213	143,545	129,711
	$386,836	$62,778	$19,434	$17,078	$18,806	$504,932	$425,508

(1)	Beginning the first quarter of 2024, the IRB approach was applied to the majority of our credit portfolios within CIBC Bank USA, which previously followed the standardized approach.

Summary of Credit Quality of Risk-rated Portfolios Exposure
The following table presents the credit quality of our retail portfolios under the IRB approach.

$ millions, as at October 31					2024	2023
	EAD
Risk level	Real estate secured personal lending	Qualifying revolving retail	Other retail	SME retail	Total	Total
Exceptionally low	$206,683	$54,416	$2,806	$456	$264,361	$301,157
Very low	67,795	9,064	5,388	981	83,228	54,718
Low	34,319	13,192	7,004	1,381	55,896	49,439
Medium	16,249	8,831	2,325	1,135	28,540	15,576
High	1,168	1,594	1,028	399	4,189	3,485
Default	724	74	84	75	957	669
	$326,938	$87,171	$18,635	$4,427	$437,171	$425,044

Summary of Loans Contractually Past Due But Not Impaired

$ millions, as at October 31	31 to 90 days	Over 90 days	2024 Total	2023 Total
Residential mortgages	$1,216	$–	$1,216	$1,019
Personal	261	–	261	280
Credit card	231	161	392	361
Business and government	226	–	226	184
	$1,934	$161	$2,095	$1,844

Summary of Market Risks by Type of Risks

$ millions, as at or for the year ended October 31				2024				2023
	High	Low	As at	Average	High	Low	As at	Average
Interest rate risk	$18.7	$4.6	$6.3	$9.2	$11.7	$4.9	$7.9	$7.2
Credit spread risk	3.8	1.6	1.9	2.4	2.5	1.0	2.1	1.5
Equity risk	8.4	4.5	6.9	6.0	8.6	3.3	4.6	5.4
Foreign exchange risk	7.3	0.5	0.6	1.3	3.4	0.3	1.2	0.8
Commodity risk	5.2	1.2	1.2	2.8	4.1	1.2	1.9	2.3
Diversification effect (1)	n/m	n/m	(9.4)	(10.7)	n/m	n/m	(7.2)	(8.0)
Total VaR (one-day measure)	$18.8	$5.8	$7.5	$11.0	$13.2	$6.6	$10.5	$9.2

(1)
Total VaR is less than the sum of the VaR of the different market risk types resulting from a portfolio diversification effect. Prior year amounts have been restated to conform with the current year presentation.

n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Structural Interest Rate Sensitivity - Measures

$ millions (pre-tax), as at October 31		2024			2023
	CAD (1)	USD	Total	CAD (1)	USD	Total
100 basis point increase in interest rates
Increase (decrease) in net interest income	$159	$45	$204	$303	$91	$394
Increase (decrease) in EVE	(956)	(400)	(1,356)	(588)	(295)	(883)
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(193)	(49)	(242)	(327)	(88)	(415)
Increase (decrease) in EVE	829	408	1,237	507	319	826

(1)	Includes CAD and other currency exposures.

Summary of Amortized Cost and Fair Values of Non-trading Equities
The following table provides the amortized cost and fair values of our non-trading
equities:

$ millions, as at October 31		Cost	Fair value
2024	Equity securities designated at FVOCI	$653	$672
	Equity-accounted investments in associates (1)	145	253
		$798	$925
2023	Equity securities designated at FVOCI	$556	$572
	Equity-accounted investments in associates (1)	137	240
		$693	$812

(1)	Excludes our equity-accounted joint ventures. See Note 2 4 to the consolidated financial statements for further details.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources
Encumbered and unencumbered liquid assets from
on-
and
off-balance
sheet sources are summarized as follows:

$ millions, as at October 31		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets (1)
2024	Cash and deposits with banks	$48,064	$–	$48,064	$560	$47,504
	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	178,324	108,499	286,823	146,992	139,831
	Other debt securities	6,093	11,328	17,421	3,696	13,725
	Equities	58,102	33,424	91,526	54,269	37,257
	Canadian government guaranteed National Housing Act mortgage-backed securities	35,155	2,038	37,193	20,263	16,930
	Other liquid assets (2)	16,021	2,849	18,870	8,971	9,899
		$341,759	$158,138	$499,897	$234,751	$265,146
2023	Cash and deposits with banks	$55,718	$–	$55,718	$862	$54,856
	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	155,487	94,880	250,367	134,415	115,952
	Other debt securities	5,729	11,681	17,410	4,343	13,067
	Equities	43,798	28,432	72,230	33,317	38,913
	Canadian government guaranteed National Housing Act mortgage-backed securities	31,733	4,908	36,641	17,365	19,276
	Other liquid assets (2)	12,597	2,685	15,282	8,238	7,044
		$305,062	$142,586	$447,648	$198,540	$249,108

(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select ABS and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values
The following table provides the contractual maturity profile of our on-balance
sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of our liquidity risk exposure, however this information serves to inform our management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at October 31, 2024	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$8,565	$–	$–	$–	$–	$–	$–	$–	$–	$8,565
Interest-bearing deposits with banks	39,499	–	–	–	–	–	–	–	–	39,499
Securities	5,034	4,244	9,176	15,914	10,000	40,372	58,208	49,937	61,460	254,345
Cash collateral on securities borrowed	17,028	–	–	–	–	–	–	–	–	17,028
Securities purchased under resale agreements	46,653	15,321	12,526	3,906	3,735	1,559	7	14	–	83,721
Loans
Residential mortgages	4,890	10,761	18,694	12,763	27,832	91,451	104,067	10,214	–	280,672
Personal	996	488	892	801	948	575	4,828	5,303	31,850	46,681
Credit card	432	863	1,295	1,295	1,295	5,179	10,192	–	–	20,551
Business and government	4,282	6,850	12,453	15,271	15,697	41,432	75,522	29,998	12,794	214,299
Allowance for credit losses	–	–	–	–	–	–	–	–	(3,917)	(3,917)
Derivative instruments	2,623	7,153	2,957	2,144	1,677	5,650	8,151	6,080	–	36,435
Customers’ liability under acceptances	6	–	–	–	–	–	–	–	–	6
Other assets	–	–	–	–	–	–	–	–	44,100	44,100
	$130,008	$45,680	$57,993	$52,094	$61,184	$186,218	$260,975	$101,546	$146,287	$1,041,985
October 31, 2023 (2)	$148,846	$41,962	$44,949	$38,144	$42,260	$151,110	$301,854	$80,914	$125,651	$975,690
Liabilities
Deposits (3)	$56,215	$32,842	$72,169	$47,048	$44,437	$46,848	$66,255	$21,056	$377,987	$764,857
Obligations related to securities sold short	21,642	–	–	–	–	–	–	–	–	21,642
Cash collateral on securities lent	7,997	–	–	–	–	–	–	–	–	7,997
Obligations related to securities sold under repurchase agreements	99,376	9,528	77	46	–	1,126	–	–	–	110,153
Derivative instruments	3,243	6,415	3,300	2,005	1,654	7,146	6,801	10,090	–	40,654
Acceptances	6	–	–	–	–	–	–	–	–	6
Other liabilities	23	48	70	69	67	268	616	867	28,176	30,204
Subordinated indebtedness	–	–	–	–	–	–	33	7,432	–	7,465
Equity	–	–	–	–	–	–	–	–	59,007	59,007
	$188,502	$48,833	$75,616	$49,168	$46,158	$55,388	$73,705	$39,445	$465,170	$1,041,985
October 31, 2023 (2)	$143,144	$58,442	$57,764	$58,203	$50,934	$49,917	$87,009	$39,861	$430,416	$975,690

(1)	Cash includes interest-bearing demand deposits with the Bank of Canada.
(2)	Certain prior year information has been restated to reflect the adoption of IFRS 17. See Note 1 to the consolidated financial statements for additional details.
(3)
Comprises $252.9 billion (2023: $239.0 billion) of personal deposits; $492.0 billion (2023: $462.1 billion) of business and government deposits and secured borrowings; and $20 billion (2023: $22.3 billion) of bank deposits.

Summary of Off-Balance Sheet Credit Related Commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at October 31, 2024	Less than 1 month		1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity (1)	Total
Unutilized credit commitments	$2,511		$9,034	$5,538	$6,773	$8,494	$25,926	$76,505	$3,341	$245,760	$383,882
Standby and performance letters of credit	5,406		3,689	3,293	4,641	3,545	718	668	221	–	22,181
Backstop liquidity facilities	125		22,677	55	300	10	111	456	–	–	23,734
Documentary and commercial letters of credit	38		62	24	6	35	11	7	–	–	183
Other	10,375	(2)	–	–	–	–	–	–	–	56	10,431
	$18,455		$35,462	$8,910	$11,720	$12,084	$26,766	$77,636	$3,562	$245,816	$440,411
October 31, 2023 (3)	$8,270		$24,767	$8,078	$11,853	$8,917	$29,890	$72,394	$3,516	$232,656	$400,341
(1)	Includes $189.6 billion (2023: $179.2 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Includes forward-dated securities financing trades.
(3)	Certain information has been revised to conform to the current year presentation.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs
The following table provides the contractual maturities of other off-balance
sheet contractual obligations affecting our funding needs:

$ millions, as at October 31, 2024	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (1)	$129	$234	$239	$277	$229	$707	$727	$284	$2,826
Investment commitments	–	1	12	–	2	1	32	480	528
Future lease commitments (2)	–	–	–	3	7	29	91	439	569
Pension contributions (3)	14	28	41	41	41	–	–	–	165
Underwriting commitments	464	–	–	–	–	–	–	–	464
	$607	$263	$292	$321	$279	$737	$850	$1,203	$4,552
October 31, 2023 (2)	$145	$172	$237	$251	$201	$527	$705	$1,106	$3,344
(1)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)
Excludes lease obligations that are accounted for under IFRS 16, which are recognized on the consolidated balance sheet, and operating and tax expenses relating to lease commitments. The table includes lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use asset.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the next annual period as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and are therefore subject to significant variability.